Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total
Financial Assets
Total financial assets	$ 115,626	$ 124,619
Financial Liabilities
Liabilities related to separate accounts	11,259	11,930
Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	813	797
Total | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	25,674	28,918
Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	369	376
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	391	499
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	7,272	7,701
Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	51,229	59,178
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	7,419	7,968
Total | Short-term investments
Financial Assets
Total financial assets	10,498	7,202
Total | Cash equivalents
Financial Assets
Total financial assets	702	50
Total | Assets held in separate accounts
Financial Assets
Total financial assets	11,259	11,930
Level 1
Financial Assets
Total financial assets	18,297	15,280
Financial Liabilities
Liabilities related to separate accounts	7,097	8,028
Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 1 | Short-term investments
Financial Assets
Total financial assets	10,498	7,202
Level 1 | Cash equivalents
Financial Assets
Total financial assets	702	50
Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	7,097	8,028
Level 2
Financial Assets
Total financial assets	96,309	108,131
Financial Liabilities
Liabilities related to separate accounts	4,162	3,902
Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	813	797
Level 2 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	25,674	28,918
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	369	376
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	391	499
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	7,272	7,701
Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	50,209	57,970
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	7,419	7,968
Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 2 | Cash equivalents
Financial Assets
Total financial assets	0	0
Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	4,162	3,902
Level 3
Financial Assets
Total financial assets	1,020	1,208
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	1,020	1,208
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 3 | Cash equivalents
Financial Assets
Total financial assets	0	0
Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0